Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Net Assets [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2020 are summarized below:

	Fair Value Measurements as of December 31, 2020 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB	US$
Fair value measurement
Short-term investments
Trading debt investments	—	5,187	—	5,187	795
Available-for-sale debt investments	—	44,084	—	44,084	6,756

Total asset measured at fair value	—	49,271	—	49,271	7,551

Assets measured or disclosed at fair value on a recurring basis as of December 31, 2019 are summarized below:

	Fair Value Measurements as of December 31, 2019 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments
Trading debt investments	—	7,674	—	7,674

Total asset measured at fair value	—	7,674	—	7,674